Financial Instruments	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Financial Instruments
32. Financial Instruments
32.1. Categories and determination of fair value of financial instruments

	Note	Level	12.31.2024		12.31.2023
			Book value	Fair value	Book value	Fair value
Financial assets
Fair value through profit or loss
Cash and cash equivalents (a)	5	2	4,161,939	4,161,939	5,634,623	5,634,623
Bonds and securities (b)	6	2	529,708	529,708	495,495	495,495
Accounts receivable - distribution concession (c)	9.1	3	2,610,731	2,610,731	1,954,679	1,954,679
Accounts receivable - generation concession (c)	9.3	3	75,425	75,425	71,835	71,835
Fair value in the purchase and sale of power (d)	32.2.10	3	697,288	697,288	1,101,684	1,101,684
Other temporary investments (e)		1	10,036	10,036	17,864	17,864
Other temporary investments (e)		2	5,858	5,858	13,864	13,864
			8,090,985	8,090,985	9,290,044	9,290,044
Amortized cost
Collaterals and escrow accounts (a)			9	9	9	9
Trade accounts receivable (a)	7		4,078,882	4,078,882	3,866,429	3,866,429
Sectorial financial assets (a)	8		—	—	30,946	30,946
Accounts receivable - concessions - bonus from the grant (f)	9.2		821,804	923,084	792,741	893,275
			4,900,695	5,001,975	4,690,125	4,790,659
Fair value through other comprehensive income
Certified Emission Reductions - CERs (g)		2	3,207	3,207	3,922	3,922
Other temporary investments (h)		3	14,709	14,709	—	—
			17,916	17,916	3,922	3,922
Total financial assets			13,009,596	13,110,876	13,984,091	14,084,625
Financial liabilities
Fair value through profit or loss
Fair value in the purchase and sale of power (d)	32.2.10	3	385,792	385,792	753,584	753,584
			385,792	385,792	753,584	753,584
Amortized cost
Sectorial financial liabilities (a)	8		1,077,810	1,077,810	503,991	503,991
ICMS installment payment (i)	12.2		11,963	11,105	41,286	37,777
Special Tax Regularization Program - Pert (i)	12.2		339,831	297,583	379,724	322,711
PIS and Cofins to be refunded to consumers (a)	12.3.1		—	—	731,726	731,726
Accounts payable to suppliers (a)	18		2,466,803	2,466,803	2,285,573	2,285,573
Loans and financing[1] (i)	19		5,154,871	5,128,374	5,387,977	5,138,930
Debentures (j)	20		12,773,954	12,528,379	9,738,006	9,699,171
Accounts payable related to concession[1] (k)	23		1,138,129	1,258,564	893,855	1,018,630
			22,963,361	22,768,618	19,962,138	19,738,509
Total financial liabilities			23,349,153	23,154,410	20,715,722	20,492,093
¹The balance includes loans and accounts payable linked to the concession that were reclassified to Liabilities classified as held for sale (Note 37).
Different levels are defined as follows:
Level 1: obtained from quoted prices (not adjusted) in active markets for identical assets and liabilities;
Level 2: obtained through other variables in addition to quoted prices included in Level 1, which are observable for the assets or liabilities;
Level 3: obtained through assessment techniques which include variables for the assets or liabilities, which however are not based on observable market data.
Determining fair values
a)Equivalent to their respective book values due to their nature and terms of realization.
b)Fair value is calculated based on information made available by the financial agents and the market values of the bonds issued by the Brazilian government.
c)Financial assets with fair values similar to book values (Note 4.4).
d)The fair values of assets and liabilities are equivalent to their book values (Note 4.12).
e)Investments in other companies stated at fair value, which is calculated according to the price quotations published in an active market, for assets classified as level 1, and determined in view of the comparative assessment model for assets classified as level 2.
f)Receivables related to the concession agreement for providing electricity generation services under quota arrangements, having their fair value calculated by expected cash inflows, discounted at the rate established by Aneel auction notice 12/2015 (9.04%).
g)Financial assets with fair values similar to book values (Note 4.2).
h)Calculated according to FIP Copel Ventures I fair value pricing metrics, using unobservable data due to the early stage of the startups invested in.
i)The cost of the last funding carried out by the Company, CDI + spread of 1.12%, is used as a basic assumption for the discount of the expected payment flows, except for contracts with Banco do Nordeste do Brasil - BNB that have the fair value similar to the book value, in view of the contractual characteristics for the construction of specific infrastructure.
j)Calculated according to the quotation of the last trade in the secondary market through the average price of the Unit Price - PU on December 31, 2024, obtained from the Brazilian Association of Financial and Capital Market Entities - Anbima.
k)The actual pre-tax discount rate of 8.23% p.a. was used, compatible with the rate estimated by the Company for long-term projects.
32.2. Financial risk management
The Company's business activities are exposed to the following risks arising from financial instruments:
32.2.1. Credit risk
Credit risk is the risk of the Company incurring losses due to a customer or counterparty in a financial instrument, resulting from failure in complying with their contractual obligations.

Exposure to credit risk	12.31.2024	12.31.2023
Cash and cash equivalents (a)	4,161,939	5,634,623
Bonds and securities(a)	529,708	495,495
Pledges and restricted deposits linked (a)	9	9
Trade accounts receivable (b)	4,078,882	3,866,429
Sectorial financial assets (c)	—	30,946
Accounts receivable – distribution concession (c)	2,610,731	1,954,679
Accounts receivable – concessions – bonus from the grant (d)	821,804	792,741
Accounts receivable – generation concessions (e)	75,425	71,835
Other temporary investments (f)	30,603	31,728
	12,309,101	12,878,485
a)The Company manages the credit risk of its assets in accordance with its policy of investing financial resources in federal banking institutions or in private banks with low credit risk, according to the local rating of the main rating agencies.
b)Risk of losses resulting from difficulties to receive amounts billed to customers related to internal and external factors. To mitigate this type of risk, the Company manages its accounts receivable, detecting customers most likely to default, implementing specific collection policies and suspending the supply and/or recording of energy and the provision of service, as established in contract and regulatory standards.
c)Management considers the risk of this credit to be low, since the contracts signed ensure the unconditional right to receive cash at the end of the concession to be paid by the Granting Authority, corresponding to the costs linked to the sector's financial assets and liabilities and investments in infrastructure, not recovered through the distribution electricity tariff.
d)Management considers the risk of such credit to be low, as the contract for the sale of energy by quotas guarantees the receipt of an Annual Generation Revenue - RAG, which includes the annual amortization of this amount during the concession term.
e)For the generation concession assets, Aneel published Normative Resolution 596/2013, which deals with the definition of criteria for calculating the New replacement value (VNR), for the purposes of indemnification. In July 2021, Normative Resolution No. 942/2021 was published, later covered by Normative Resolution No. 1027/2022, which regulated the calculation of these values through the presentation of appraisal reports to be prepared by accredited companies. In 2022, Copel submitted to Aneel the appraisal reports detailing the residual values for the Governador Parigot de Souza - GPS and Mourão - MOU HPPs, which are being inspected by Aneel, as outlined in Note 9.3. Management's expectation that these assets will be indemnified indicates that the recorded balances are recoverable.
f)Risk arising from the possibility of the Company incurring losses as a result of the volatility of the stock market, which is being managed through periodic monitoring of variations in the market, and the risks inherent in investing in startups, monitored through assessment of technological and market risks, and management of growth expectations.
32.2.2. Liquidity risk
The liquidity risk of the Company consists of the possibility of having insufficient funds, cash or other financial assets, to settle obligations on their scheduled maturity dates. The Company manages this risk with a set of methodologies, procedures and instruments applied to secure ongoing control over financial processes to ensure proper management of risks.
Investments are financed by incurring medium and long-term debt with financial institutions and capital markets. Short, medium and long-term business projections are made and submitted to Management bodies for evaluation. The short-term projection considers daily periods covering the next 90 days, while the medium and long-term ones cover monthly periods covering the next five years. The budget for the next fiscal year is annually approved.
The Company permanently monitors the volume of funds to be settled by controlling cash flows to reduce funding costs, the risk involved in the renewal of loan agreements and compliance with the financial investment policy, while concurrently keeping minimum cash levels.
The following table shows the expected undiscounted settlement amounts in each time range. Projections were based on financial indicators linked to the related financial instruments and forecast according to average market expectations as disclosed in the Central Bank of Brazil Focus Report, which provides the average expectations of market analysts for these indicators for the current year and for the next 3 years. From 2029 on, the 2028 indicators are repeated throughout the forecast period.

	Interest (a)	Less than 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Over 5 years	Total
12.31.2024

Loans and financing	Note 19	41,142	681,322	990,756	2,717,667	3,082,966	7,513,853
Debentures	Note 20	198,579	5,755	3,138,439	8,761,862	6,801,259	18,905,894
Accounts payable related to concession	Rate of return +IGP-M and IPCA	9,568	19,158	96,944	771,456	1,977,517	2,874,643
Accounts payable to suppliers	—	2,058,249	334,366	18,482	55,706	—	2,466,803
Special Tax Regularization Program - Pert	Selic	5,604	11,315	52,803	330,143	7,618	407,483
ICMS installment payment	Selic	—	2,620	3,065	7,468	—	13,153
Sectorial financial liabilities	Selic	78,712	159,821	763,484	174,342	—	1,176,359
Lease liability	Note 24	1,863	3,760	17,000	62,787	300,277	385,687
		2,393,717	1,218,117	5,080,973	12,881,431	12,169,637	33,743,875
(a) Effective interest rate - weighted average.
As disclosed in Notes 19.3 and 20.3, the Company and its subsidiaries have loans and financing agreements and debentures with covenants that if breached may have their payment accelerated.
32.2.3. Market risk
Market risk is the risk that the fair value or the future cash flows of a financial instrument shall oscillate due to changes in market prices, such as currency rates, interest rates and stock price. The purpose of managing this risk is to control exposures within acceptable limits, while optimizing return.
a)Foreign currency risk (US Dollar)
This risk comprises the possibility of losses due to fluctuations in foreign exchange rates, which may reduce assets or increase liabilities denominated in foreign currencies.
The impact of exchange rate fluctuations resulting from the Itaipu power purchase agreement will be reflected in the subsequent Copel DIS tariff adjustment.
Sensitivity analysis of foreign currency risk - Dollar
The Company has developed a sensitivity analysis to measure the impact of the variation of the US dollar on its financial liabilities subject to currency risk.
The valuation of the financial instruments considers the possible effects on profit and loss and equity of the risks evaluated by the Company's Management on the reporting date for the financial instruments, as recommended by CPC 40 (R1) / IFRS 7 - Financial Instruments: Disclosure. Based on the equity position and the notional value of the financial instruments outstanding at the date of these financial statements, it is estimated that these effects will approximate the amounts stated in the above table in the column for the forecast probable scenario, since the assumptions used by the Company are similar to those previously described.
For the baseline scenario, the accounting balances recorded on the date of these financial statements were considered and for the probable scenario, the Company considers the balance updated with the exchange rate variation - prevailing at the end of the period (R$/US$6.00) based on the median market expectation for 2025 according to the Central Bank of Brazil Focus Report. Additionally, the Company continues to monitor scenarios “1” and “2”, which consider a deterioration of 25% and 50%, respectively, in the main risk factor of the financial instrument in relation to the level used in the probable scenario, because of extraordinary events that may affect the economic scenario.

Foreign exchange risk	Risk	Baseline 12.31.2024	Projected scenarios
			Probable	Scenario 1	Scenario 2
Financial liabilities
Suppliers
Itaipu	USD appreciation	(162,198)	5,037	(34,253)	(73,543)
		(162,198)	5,037	(34,253)	(73,543)
b)Interest rate and monetary variation risk
This risk comprises the possibility of losses due to fluctuations in interest rates or other indicators, which may reduce financial income or increase financial expenses related to the assets and liabilities raised in the market. The Company has not entered derivative contracts to cover this risk but has been continuously monitoring interest rates and market indexes to observe any need for contracting.
Sensitivity analysis of interest rate and monetary variation risk
The Company has developed a sensitivity analysis to measure the impact of variable interest rates and monetary variations on its financial assets and liabilities subject to these risks.
The valuation of the financial instruments considers the possible effects on profit and loss and equity of the risks evaluated by the Company's Management on the reporting date for the financial instruments, as recommended by CPC 40 (R1) / IFRS 7 - Financial Instruments: Disclosure. Based on the equity position and the notional value of the financial instruments outstanding at the date of these financial statements, it is estimated that these effects will approximate the amounts stated in the above table in the column for the forecast probable scenario, since the assumptions used by the Company are similar to those previously described.
For the baseline scenario, the accounting balances recorded on the date of these financial statements were considered and for the probable scenario, the Company considers the balances updated with the variation of the indicators (CDI/Selic - 15.00%, IPCA - 5.50%, IGP-M - 5.00%), estimated as market average projections for 2025 according to the Central Bank of Brazil Focus Report, and TJLP of 8.79% calculated by the Company's internal projection. Additionally, the Company continues to monitor scenarios “1” and “2”, which consider a deterioration of 25% and 50%, respectively, in the main risk factor of the financial instrument in relation to the level used in the probable scenario, because of extraordinary events that may affect the economic scenario.

Interest rate risk and monetary variation	Risk	Baseline 12.31.2024	Projected scenarios
			Probable	Scenario 1	Scenario 2
Financial assets
Bonds and securities	Low CDI/SELIC	529,708	78,132	58,585	39,092
Collaterals and escrow accounts	Low CDI/SELIC	9	1	1	1
Accounts receivable – concessions	Low IPCA	3,432,535	188,789	141,592	94,395
Accounts receivable – generation concessions	Low IPCA	75,425	4,148	3,111	2,074
		4,037,677	271,070	203,289	135,562
Financial liabilities
Loans and financing
Banco do Brasil	High CDI	(751,522)	(112,728)	(140,910)	(169,092)
Banco Itaú	High CDI	(1,036,260)	(155,439)	(194,299)	(233,159)
BNDES	High TJLP	(1,401,520)	(123,232)	(154,040)	(184,848)
BNDES	High IPCA	(395,126)	(21,732)	(27,165)	(32,598)
Banco do Nordeste	High IPCA	(1,529,105)	(84,101)	(105,126)	(126,151)
Banco do Brasil – BNDES Transfer	High TJLP	(37,507)	(3,298)	(4,122)	(4,947)
Other	No risk	(3,831)	—	—	—
Debentures	High CDI/SELIC	(8,070,490)	(1,210,574)	(1,513,217)	(1,815,860)
Debentures	High IPCA	(4,629,755)	(254,637)	(318,296)	(381,955)
Debentures	High TJLP	(73,709)	(6,481)	(8,101)	(9,722)
Sectorial financial liabilities	High Selic	(1,077,810)	(161,672)	(202,089)	(242,507)
ICMS installment payment	High Selic	(11,963)	(1,794)	(2,243)	(2,692)
Special Tax Regularization Program – Pert	High Selic	(339,831)	(50,975)	(63,718)	(76,462)
Accounts payable related to concession	High IGP-M	(861,982)	(43,099)	(53,874)	(64,649)
Accounts payable related to concession	High IPCA	(276,147)	(15,188)	(18,985)	(22,782)
		(20,496,558)	(2,244,950)	(2,806,185)	(3,367,424)

32.2.4. Electricity shortage risk
Most of the installed capacity in Brazil currently comes from hydroelectric generation, which makes Brazil and the geographic region in which we operate subject to unpredictable hydrological conditions, due to non-cyclical deviations of mean precipitation. Unsatisfactory hydrological conditions may cause, among other things, the implementation of comprehensive programs of electricity savings, such as rationalization or even a mandatory reduction of consumption, which is the case of rationing.
Considering the strong wind generation in the Northeast, biomass generation in the Southeast and the rainy season with affluent natural energies that raised the reservoirs to comfortable values, it is estimated that the risk of energy shortages in 2025 is minimized.
The energy supply guarantee criteria are currently established by the National Energy Policy Council – “CNPE”. With reason, the responsible bodies keep the energy deficit risk indicators within the safety margin in all subsystems.
32.2.5. Risk of Generation Scaling Factor - GSF impacts
The Energy Reallocation Mechanism (“MRE”) is a system of redistribution of electric power generated, characteristic of the Brazilian electric sector, which has its existence by the understanding, at the time, that there is a need for a centralized operation associated with a centrally calculated optimal price known as PLD. Since generators have no control over their production, each plant receives a certain amount of virtual energy which can be compromised through contracts. This value, which enables the registration of bilateral contracts, is known as assured energy (“GF”) and is calculated centrally. Unlike the Settlement price for differences (PLD), which is calculated on a weekly basis, GF, as required by Law, is recalculated every five years, with a limit of increase or decrease, restricted to 5% by revision or 10% in the concession period.
The contracts need to have guarantee. This is done, especially, through the allocation of power generated received from the MRE or purchase. The GSF is the ratio of the entire hydroelectric generation of the MRE participants to the GF sum of all the MRE plants. Basically, the GSF is used to calculate how much each plant will receive from generation to back up its GF. Thus, knowing the GSF of a given month the company will be able to know if it will need to back up its contracts through purchases.
Whenever GSF multiplied by GF is less than the sum of contracts, the company will need to buy the difference in the spot market. However, whenever GSF multiplied by GF is greater than the total contracts, the company will receive the difference to the PLD.
For plants with contracts in the Free Contracting Environment (“ACL”), the main way to manage the low GSF risk is not to compromise the entire GF with contracts, as well as the timely repurchase of intra-annual energy approaches currently adopted by the Company.
For the contracts in the Regulated Contracting Environment (“ACR”), Law 13,203/2015 allowed the generators to contract insurance, by means of payment of a risk premium. Copel adopted this approach to protect contracts related to energy generated by the HPP Mauá, HPP Baixo Iguaçu, HPP Colíder and SHP Cavernoso II.
For the distribution segment, the effects of the GSF are perceived in the costs associated with quotas of Itaipu, of Angra, of the plants whose concessions were renewed in accordance with Law 12,783/2013 and the plants that renegotiated the hydrological risk in the ACR, in accordance with Law 13,203/2015. This is a financial risk since there is guarantee of neutrality of expenses with energy purchases through a tariff transfer.
32.2.6. Risk of non-renewal of concessions - generation and transmission
The extension of energy generation and transmission concessions, achieved by Law No. 9,074/1995, is regulated by Law No. 12,783/2013, amended by Law No. 14,052/2020.
Concessions for hydroelectric power generation and electric power transmission may be extended, at the discretion of the Granting Authority, only once, for a period of up to 30 years. Thermoelectric power generation concessions have an extension term limited to 20 years.
According to the mentioned law, the concession operator should request extension of concession at least 36 months before the end date of the contract or act of granting for hydroelectric power plants and electric power transmission enterprises, and 24 months before the end date of the contract or act of granting for thermoelectric plants. The Granting Authority may advance effects of extension by up to 60 months counted as of contract or grant date and may also define initial tariff or revenue, which includes the definition of the tariff or initial revenues for the generation ventures (RAG - Annual Generation Revenue) and transmission ventures (RAP - Permitted Annual Revenue).
In 2018, Decree No. 9,271/2018 was published, amended by Decrees No. 10,135/2019, No. 10,893/2021 and No. 11,307/2022, which regulated the granting of a new concession contracts in the electricity sector associated with the privatization of a concessionaire under the direct or indirect control of the Federal Government, State, Federal District or Municipality.
On November 19, 2024, the Granting Authority signed new Concession Contracts 01/2024 and 02/2024 for the Governador Bento Munhoz da Rocha Netto - GBM (“Foz do Areia”), Governador Ney Braga - GNB (“Segredo”) and Governador José Richa - GJR (“Salto Caxias”) Hydroelectric Plants for a period of 30 years, as a result of the process of transforming Copel into a “Corporation” (Note 1).
The generation and transmission concessions due to expire in the next ten years are those related to the Derivação do Rio Jordão HPP, Arturo Andreoli SHP and Bateias-Jaguariaíva 230 kV Transmission Line (Note 2).
Additionally, regarding the extension of transmission concession contracts, on December 29, 2022 Decree No. 11,314 was published, determining that the extension of transmission concessions may be carried out only when the bidding process is unfeasible or results in damage to the public interest and will be carried out without the advance indemnity of the assets linked to the provision of the service, conditioned to the acceptance by the concessionaire in relation to the revenue and other conditions of the amendment to be prepared by Aneel. Currently, the regulation of the Decree is under discussion, through Subsidy Calls made available to society by Aneel.
32.2.7. Risk of non-renewal of concessions - distributions of electricity
The fifth amendment to Copel DIS concession contract No. 46/1999 imposes economic and financial efficiency covenants and quality indicators that, if not complied with, may result in the termination of the concession, in accordance with the provisions of the contract, particularly the right to full defense and adversary system. The Aneel approved Normative Resolution No. 896/2020, consolidated by Normative Resolution No. 948/2021, which establishes the indicators and procedures for monitoring efficiency in relation to the continuity of supply and the economic-financial management of public electricity distribution service concessions from the year 2021.
Indicators and penalties

Year	Indicator	Criteria	Penalties
From 2021	Economic - financial efficiency	in the base year	Capital Increase (a)
Limitation on distribution of dividends and interest on capital
Restrictive regime for contracts with related parties
		2 consecutive years	Concession termination
	Quality Indicators	in the base year	Results plan
		2 consecutive years or 3 of the previous 5 calendar years	Limitation on distribution of dividends and interest on capital
		3 consecutive years	Concession termination
(a) Within 180 days from the end of each fiscal year, in the totality of the insufficiency that occurs to reach the Minimum Economic and Financial Sustainability Parameter.
Targets set for Copel Distribuição

			Quality - limits		Quality - performed
Year	Economic and Financial Management	Realized	DECi	FECi	DECi	FECi
2023	{Net Debt / [EBITDA (-) QRR ≥ 0]} ≤ 1 / (1,11 * Selic)	Achieved	8.69	6.39	7.85	5.20
2024	{Net Debt / [EBITDA (-) QRR ≥ 0]} ≤ 1 / (1,11 * Selic)	—	8.36	5.94	7.92	5.35

Net Debt: Gross Debt deducted from Financial Assets, with the exception of Financial Assets and Financial Liabilities in administrative or judicial discussion. The accounts that make up the Gross Debt and Financial Assets are defined in the attachment VIII to Aneel Resolution No 948/2021.
QRR: Regulatory Reinstatement Share or Regulatory Depreciation Expense. This value will be the one defined in the last Periodic Tariff Review, updated by the variation of the Regulatory Portion B and calculated on a pro rata basis.
Recurring EBITDA: Earnings Before Interest (Financial Result), Taxes (Income Taxes), Depreciation and Amortization.
Quality indicators: For the years 2022 to 2026, the annual limits are set out in Authorising Resolution No. 10,231/2021.
The calculation of results occurs at the end of each calendar year, when the annual disclosure of results in the Regulatory Financial Statements (“DCR”).
32.2.8. Risk of overcontracting and undercontracting of electricity
In the process of purchase of energy, Copel Distribuição ended the year with a contracting level of 102.5%.
The verification of the coverage of the entire market takes into account the period of the calendar year, with the difference between the costs remunerated by the tariff and those actually incurred in the purchase of energy being passed on in full to the captive consumers, provided that the distributor has a contracting level between 100% and 105% of its market, plus the amounts of involuntary over-contracting recognized by the regulator.
Given that the Company ended the year within the regulatory limits, there is no risk of a penalty for overcontracting this year.
32.2.9. Risk of non-performance of wind farms
Contracts for the purchase and sale of energy from wind sources, sold through regulated auctions, have generation performance clauses, which establish a minimum amount of energy delivery, on an annual and/or four-year basis. The developments are subject to climatic factors associated with uncertainties in wind speed, which may result in energy production lower than the minimum amount of contracted energy. Such breach of contract may compromise the Company's future revenues.
The balance recorded in liabilities referring to the non-performance is shown in Note 27. The increase in liabilities is due to the fact that the amounts payable were suspended until December 31, 2024 due to discussions in the sector regarding the restriction of generation of wind farms (constrained-off). Furthermore, after a disturbance that occurred in the National Interconnected System - “SIN” on August 15, 2023, the ONS, in a preventive manner, increased the frequency of restrictions, which increased the restriction on generation of wind farms located in the Northeast region. These events of reduced or curtailed generation, particularly from wind and solar power plants, occur when production exceeds the consumption or transmission capacity of the electricity system. The problem is known in the electricity industry as curtailment.
In December 2023, the Federal Tribunal of the 1st Region (TRF1) accepted the arguments of ABEEólica - the Brazilian Wind Energy Association - and ABSOLAR - the Brazilian Solar Photovoltaic Energy Association - and ordered the CCEE to make compensation payments to the generators in the subsequent spot market settlement. This measure was not complied with, as CCEE stated that it was waiting for Aneel to define the rules. In July, before any regulations were issued, Aneel succeeded in having the decision suspended, arguing that there was no urgency to justify the injunction.
In December 2024, the Federal Regional Court of the 1st Region (TRF1) ruled that generators are entitled to compensation for the energy not produced as a result of ONS determinations (curtailment), reinstating the previous injunction but without retroactivity to the moment when it was previously suspended. This decision provides that wind and solar generators will again be compensated for curtailment events with future effect.
Aneel appealed the decision and on January 22, 2025, the Superior Court of Justice (STJ) upheld the petition and suspended the injunction again. In its decision, the STJ argued that the losses resulting from the curtailment could not be passed on to consumers without a more thorough examination of the thesis regarding the inherent risks of the business. As the injunction was lifted before the first financial settlement (which was due to take place in early February), the generators have not been reimbursed for the curtailments that have taken place since then. The case is awaiting a decision on the merits.
32.2.10. Risk related to price of power purchase and sale transactions
The table below shows the notional values of the electricity commercialization contracts on the date of these financial statements:

	Purchase	Sale
2025	865,646	876,276
2026	734,956	708,190
2027	666,018	590,091
2028	460,904	475,714
2029	455,201	458,744
2030 to 2040	2,900,179	3,215,134
	6,082,904	6,324,149
The weighted average (duration) of the contracts is 127 months for energy purchases and 124 months for energy sales.
The activity of selling electricity exposes the Company to the risk of future price volatility, so that part of the future purchase and sale transactions are designated and classified as derivative financial instruments and recognized in the financial statements at fair value through profit or loss based on the difference between the contracted price and the market price of the transactions. The following table shows the fair value balances of the Company's contracts recorded on the date of these financial statements:

	Assets	Liabilities	Net
Current	217,350	(214,955)	2,395
Noncurrent	479,938	(170,837)	309,101
	697,288	(385,792)	311,496
The fair value was estimated using the prices defined internally by the Company, which represented the best estimate of the future market price. The discount rate used is based on the NTN-B rate of return disclosed by Anbima on December 31, 2024, without inflation and adjusted for credit risk.
The table below presents a sensitivity analysis which, for the base and probable scenarios, considered the accounting balances recorded on the date of these financial statements. Additionally, the Company continues to monitor scenarios “1” and “2”, which consider 25% and 50% increase or decrease.

	Price variation	Baseline 12.31.2024	Projected scenarios
			Probable	Scenario 1	Scenario 2
Unrealized gains (losses) on energy purchase and sale operations	Increase	311,496	311,496	371,103	430,710
	Decrease	311,496	311,496	251,887	192,280
32.2.11. Counterparty risk in the energy market
The free energy market does not yet have a counterparty to guarantee all contracts (clearing house), so the risk of default is bilateral. As a result, the Company is exposed to the risk of the seller not registering the energy contracted with the CCEE and/or the risk of not receiving payment for the energy sold. In the event of non-registration or non-receipt, the Company is obliged to acquire/sell energy at the spot market price and may also incur regulatory penalties and even the loss of the amount paid.
The Company has a policy that sets limits on possible transactions with each counterparty after analyzing their financial capacity, maturity and history.
Although our policies are more restrictive and our counterparties are in good financial condition, the Company is exposed to systemic events in which the failure of one counterparty to meet its financial obligations triggers events at other trading firms, which may affect the Company's counterparties.
32.3. Capital management
The Company seeks to keep a strong capital base to maintain the trust of investors, creditors and market and ensure the future development of the business. Management also strives to maintain a balance between the highest possible returns with more adequate levels of borrowings and the advantages and the assurance afforded by a healthy capital position. Thus, it maximizes the return for all stakeholders in its operations, optimizing the balance of debts and equity.
The Company monitors capital by using an index represented by adjusted consolidated net debt divided by adjusted consolidated EBITDA (Earnings before interest, taxes, depreciation and amortization) for the last twelve months. The corporate limit established in the debt deeds provides for the annual maintenance of the index below 3.5, and the eventual expectation of non-compliance of that indicator gives rise to actions by the Management to correct the course of the calculations until the end of each year. On December 31, 2024, the index was achieved in accordance with the assumptions defined in the contracts.
In addition, the company monitors debt in relation to equity, as shown below.

Indebtedness	12.31.2024	12.31.2023

Loans and financing (a)	5,126,470	5,343,217
Debentures	12,627,365	9,619,106
(-) Cash and cash equivalents	(4,161,939)	(5,634,623)
(-) Bonds and securities - debt contract guarantees	(434,474)	(405,342)
Net debt	13,157,422	8,922,358
Equity	25,636,935	24,191,667
Debt to equity ratio	0.51	0.37
(a) Includes loans and financing that were reclassified to Liabilities classified as held for sale (Note 37).
The average debt cost at the nominal rate in 2024 is 11.96% (11.36% in 2023), which is equivalent to 98.46% of the CDI (97.48% of the CDI in 2023).